3. INVENTORIES, NET (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Schedule of Fair Value of Conversion Feature
Raw materials	$ 37	$ 128
Finished goods	193	676
Total Inventory	$ 230	$ 804